UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2006

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete,and that it is understood that all required items,statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD J ANZELONE
Title:  GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Richard J Anzelone  Providence, Rhode Island  July 5, 2006
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s). [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         zz@p9pgv       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Rita R Ricci   </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>
      <NOTIFY-INTERNET>   rricci@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  06-30-2006     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12 DATA RECORDS

Form 13F Information Table Value Total:    $172,246,709.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report, NONE.






Name of Issuer          Title of Class	CUSIP Number     Total value             Value X  100's
Shares or Principal Amount
SH/P PUT/CALL			 Invest  Other Mngrs        Voting  Authority




   			   		   		     	                    	            		         	   	C>
Blackrock Municipal
Target Term Trust	Common Stock	09247M105	 "$7,673,268.00" 	"7,673"     	 "772,735" 	SH 		SOLE		772,735
iShares TR MSCI
EAFE  Index Fund 	Common Stock	464287465	 "$3,374,347.00" 	"3,374"     	 "51,635" 	SH 		SOLE		51635
iShares FTSE/Xinhua
China 251		Common Stock	464287184	 "$2,535,552.00" 	"2,535"    	 "33,015" 	SH 		SOLE		33015
IShares Tr 7 10 YR
Tres Index		Common Stock	464287440	 "$15,673,932.00" 	"15,673"         "195,143" 	SH 		SOLE		195143
Ishares Tr Goldman
Sachs Corp 		Common Stock	464287242	 "$10,249,738.00" 	"10,249"         "99,060" 	SH 		SOLE		99060
iShares Tr 1 3 Yr
Treas Index 		Common Stock	464287457	 "$12,450,373.00" 	"12,450"         "155,577" 	SH 		SOLE		155577
S & P 500
Depository Receipt	Common Stock	78462F103	 "$59,142,098.00" 	"59,142"         "464,843" 	SH 		SOLE		464843
Sector Spdr TR SHS
Ben Int Uti		Common Stock	81369Y886	 "$16,264,132.00" 	"16,264"         "503,689" 	SH 		SOLE		503689
Sector Spdr Tr
Consumer Staples	Common Stock	81369Y308	 "$17,172,632.00" 	"17,172"         "709,906" 	SH 		SOLE		709906
Select Sector Spdr FD
Health Care		Common Stock	81369Y209	 "$16,049,049.00" 	"16,049"         "530,722" 	SH 		SOLE		530722
Sector Spdr Tr
Energy			Common Stock	81369Y506	 "$5,986,735.00" 	"5,986"          "105,493" 	SH 		SOLE		105493
ISHARES INC MSCI
JAPAN INDEX FD		Common Stock	464286848	 "$5,674,853.00" 	"5,674"          "416,045" 	SH 		SOLE		416045


			 				 "$172,246,709.00"


